Long term incentive Programs and mangement remuneration (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Term Incentive Programs and Management remuneration
Short-term employee benefits	R$ 13,363	R$ 19,739
Other long-term benefits	1,120	530
Termination benefits	873	1,159
Share-based payments	1,466	2,218
Total	R$ 16,822	R$ 23,646